EXHIBIT 99.43

EDGE MORTGAGE ADVISORY COMPANY, LLC (“EDGEMAC”) DUE DILIGENCE EXECUTIVE SUMMARY

EXECUTIVE SUMMARY

Verus 2022-INV1

Description of the due diligence performed

Overview of the assets that were reviewed

Incenter LLC d/b/a Edgemac (“Edgemac”) performed an independent third-party due diligence review of 25 loans acquired by VMC Asset Pooler, LLC (the “Client”). The review was performed in January 2022 through May 2022 using the scope of review described herein, which was agreed to at the time of review. The results of the review performed by Edgemac only reflect information concerning the related loans on which such review was performed as of the date such review was performed based on the scope of review used as of the date such review was performed and not as of any subsequent date, Edgemac has not subsequently performed any review with respect to the loans, and Edgemac will not be required to complete or provide any additional, new, or refreshed review or results with respect to the loans.

Sampling of assets

Edgemac follows the nationally recognized statistical rating organizations, NRSRO(s), criteria. For all originators, Edgemac performed review on 100% of the loans. The loan population was 25 loans for an aggregate original principal balance of $13,669,250.00.

The review was conducted in accordance with the following NRSRO(s) Third Party Due Diligence Criteria:

Identity of NRSRO	Title and Date of Criteria
Kroll Bond Rating Agency, LLC	U.S. RMBS Rating Methodology, February 2, 2021
S&P Global Ratings	Methodology and Assumptions for Rating U.S. RMBS Issued 2009 and Later, February 22, 2018
Moody’s Investors Service, Inc.	Moody’s Approach to Rating US RMBS Using the MILAN Framework, dated February 16, 2022

Data integrity and methodology

Edgemac performed data integrity analysis on all loans in the sample by comparing the information supplied on the data tape against the source documents in the loan file. All discrepancies are reported on the Final Tape Compare Report.

The data comparison consisted of the following data fields:

Data Comparison Fields
Amortization Term
Appraisal Value
Borrower First Name
Coborrower 1 First Name
Coborrower 1 Last Name
Doc Type
First Payment Date
FTHB Flag
Interest Rate Initial Cap
Interest Rate Life Cap

Interest Rate Periodic Cap
Interest Rate Rate Change Frequency
Interest Rate Life Floor
Investor Qualifying DSCR
Investor Qualifying DTI
Loan Purpose
Loan Type
Margin
Maturity Date
Note Date
Number of Units
Occupancy Type
Original CLTV
Original Interest Rate
Original Loan Amount
Original LTV
Original P&I
Original Term
Property City
Property State
Property Street Address
Property Type
Property Zip
QM Designation
Qualifying Credit Score
Sales Price

Underwriting Conformity

Edgemac performed a complete review of all loan files, as supplied by the Client, to determine whether the loans were originated in accordance with the Client’s underwriting guidelines, eligibility requirements, and applicable Policies & Procedures, noting any exceptions and compensating factors. The review included, where applicable, the following items:

Credit Review

A.	Validate Conformance to Product Type and Eligibility
1.	Financing Terms
2.	Loan Product
3.	Seasoning
4.	Geographic Requirements
4.	Loan Amount
5.	LTV/CLTV
B.	Transaction Types: Verify Conformance with Business Purpose Loan Requirements
1.	Business Purpose Affidavit – verify signed Borrower Statement of Business Purpose is present in the file
2.	Non-Owner Occupancy – verify Occupancy certification is present in the file
3.	Validate that there is no information in the loan that contradicts occupancy type

C.	Review Debt Service Coverage Ratio
D.	Review Cash Flow and Expense Factor
E.	Review Hazard/Flood Insurance
F.	Review preliminary Title Report/Commitment
G.	Credit Review
1.	Validate documentation requirements
2.	Verify acceptable Residency Status
3.	Review credit reports used to qualify borrower, as well as consumer credit history/charge offs/collections, and cite any exceptions or unusual findings
a.	Evaluate credit scores and tradelines against guidelines
b.	Evaluate other debt obligations (alimony, child support, etc.)
4.	If required, verify that a 3rd party fraud report (DataVerify, etc.) is contained in the loan file and review findings to confirm all deficiencies were resolved
5.	Evaluate borrower’s mortgage/rental payment history using credit reports or other information supplied in the loan file
6.	Verify that all judgements/liens/tax liens have been satisfied
7.	Verify that any bankruptcy, foreclosure or forbearance activity is in accordance with guidelines
8.	Perform a review of all asset information supplied in the loan file against guidelines
9.	Evaluate borrowers’ asset utilization and verify sufficient liquid assets to supplement income
10.	Perform a rental income analysis using the information supplied in the loan file as per the guidelines
H.	Review Closing Documents to ensure all legal documents and disclosures are present and properly executed

Property Valuation Review

Edgemac reviewed all loans to validate the original appraisal report was provided in the loan file and that it is substantially complete. The evaluation included the following components:

A.	Review the original appraisal report to ensure the valuation was performed by a licensed appraiser and in accordance with guidelines,
B.	Verify subject property type meets applicable guidelines,
C.	Note any exceptions to stated value or appraisal guidelines,
D.	Verify value used to calculate LTV/CLTV and note any deviations,
E.	Verify the appraisal report matches loan documents, and
F.	Review additional valuation products in the file; if there is a 10% variance, Client is notified and an additional independent valuation product will be obtained.

Regulatory Compliance Review

Not Applicable.

Document Review

Edgemac reviewed all mortgage loan files supplied and verified that the following documents, if applicable, were included in the file and that the data on the documents was consistent:

•	Initial Application (1003)
•	Final Application (1003)
•	Loan Approval /1008
•	HUD1 from Sale of Previous Residence
•	HUD-1 Settlement Statements
•	Sales Contract
•	Mortgage/Deed of Trust
•	Note
•	Guaranty Agreement
•	Occupancy Affidavit

•	Lease Agreements
•	Business Purpose Affidavit
•	Junior Lien Information
•	Subordination Agreement
•	Income Documentation
•	Employment Documentation
•	Asset Documentation
•	Credit Reports
•	Appraisal
•	Title/Preliminary Title
•	Flood and Hazard Insurance Policies
•	Flood Certificates
•	Notice of Special Flood Hazards

Other review and methodology

Not applicable.

Summary of findings and conclusions of review

Below provides the summary of the review findings:

Final Overall Grade Summary

Overall	# of Mortgage Loans	% of Mortgage Loans
A	22	88.00%
B	3	12.00%
Total	25	100.00%

Credit Grade Summary

Credit	# of Mortgage Loans	% of Mortgage Loans
A	22	88.00%
B	3	12.00%
Total	25	100.00%

Compliance Grade Summary

Compliance	# of Mortgage Loans	% of Mortgage Loans
N/A
Total

Property Grade Summary

Property	# of Mortgage Loans	% of Mortgage Loans
A	25	100.00%
Total	25	100.00%

Exception Summary

Below provides a summary of the individual exceptions based on the general categories of Credit, Compliance, and Property.

Credit Exception Categories	Exception Count	Exception Grade C	Exception Grade B
Credit - Credit	2	0	2
Credit - Income and Assets	2	0	2
Total	4		4

Compliance Exception Categories	Exception Count	Exception Grade C	Exception Grade B
None
Total

Property Exception Categories	Exception Count	Exception Grade C	Exception Grade B
None
Total

Data Integrity Summary

The table below provides a summary of the data compare results:

Field Name	# of Discrepancies	% Accuracy
Amortization Term	3	88.00%
Appraisal Value	3	88.00%
Borrower First Name	0	100.00%
Coborrower 1 First Name	0	100.00%
Coborrower 1 Last Name	0	100.00%
Doc Type	2	92.00%
First Payment Date	0	100.00%
FTHB Flag	0	100.00%
Interest Rate Initial Cap	0	100.00%
Interest Rate Life Cap	0	100.00%
Interest Rate Periodic Cap	0	100.00%
Interest Rate Rate Change Frequency	0	100.00%
Interest Rate Life Floor	0	100.00%
Investor Qualifying DSCR	14	44.00%
Investor Qualifying DTI	0	100.00%
Loan Purpose	0	100.00%
Loan Type	1	96.00%
Margin	0	100.00%
Maturity Date	1	96.00%

Note Date	0	100.00%
Number of Units	0	100.00%
Occupancy Type	0	100.00%
Original CLTV	0	100.00%
Original Interest Rate	0	100.00%
Original Loan Amount	0	100.00%
Original LTV	0	100.00%
Original P&I	0	100.00%
Original Term	0	100.00%
Property City	1	96.00%
Property State	0	100.00%
Property Street Address	0	100.00%
Property Type	1	96.00%
Property Zip	0	100.00%
QM Designation	10	60.00%
Qualifying Credit Score	0	100.00%
Sales Price	0	100.00%
Total	36	97.22%